INTERESTS IN OTHER ENTITIES - Schedule of Interests in Other Entities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Investments accounted for using equity method [abstract]
Subsidiaries	£ 0	£ 0
Joint ventures	£ 293	£ 289